MARKETABLE SECURITIES (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Movement In Available-For-Sale Securities [Roll Forward]
Balance at start of period		$ 8,428	$ 8,428	$ 13,853	$ 13,853
Shares acquired			46,100		0
Shares disposed of			(20,493)		0
Impairment loss			0	(6,914)	(7,233)
Unrealized loss recorded in other comprehensive income			1,718		1,808
Balance at end of period	$ 35,753		35,753		$ 8,428
Proceeds from sale of DHT shares			21,739	$ 0
DHT Holdings [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Available for sale securities, equity securities acquired (in shares)		10.9
Share price (in dollars per share)		$ 4.23
Number of acquired shares disposed of (in shares)	3.2	1.7
Gain on disposal	$ 500	$ 800
Proceeds from sale of DHT shares	$ 13,800
Mark to market gain (loss)			(500)
Golden Ocean Group Limited [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Mark to market gain (loss)			$ 2,500
Number of shares held (in shares)	1.3		1.3
Avance Gas [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Mark to market gain (loss)			$ (200)
Number of shares held (in shares)	0.4		0.4
Ship Finance International Limited [Member]
Movement In Available-For-Sale Securities [Roll Forward]
Mark to market gain (loss)			$ (100)
Number of shares held (in shares)	0.1		0.1